Investments in joint controlled entities and associates (Details - Textuals) - BRL (R$) R$ in Thousands			12 Months Ended
	Feb. 01, 2022	Oct. 01, 2021	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Disclosure of joint ventures [line items]
Sale value of joint venture after adjustments resulting from changes in working capital and net debt position			R$ (220,190)		R$ (158,733)		R$ (487,390)
Gain (loss) on disposal of Conectcar							R$ 85,455
Quimica da Bahia Industria e Comercio S.A. [member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture	50.00%		50.00%	[1]
Connect car [member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture			0.00%	[2]	50.00%	[3]	50.00%
Connect car [member] | IPP [member]
Disclosure of joint ventures [line items]
Proportion of ownership interest in joint venture		50.00%
Sale value of joint venture		R$ 165,000
Sale value of joint venture after adjustments resulting from changes in working capital and net debt position		R$ 158,000

[1]	The Company acquired a 50% interest in Química da Bahia on February 1, 2022. Until January 31, 2022, Química da Bahia was an associate of Oxiteno S.A.
[2]	The subsidiary IPP held an interest in ConectCar, which is primarily engaged in automatic payment of tolls and parking. On June 25, 2021, the sale of ConectCar to Porto Seguro S.A., through its subsidiary Portoseg S.A. – Crédito, Financiamento e Investimento, was announced. The transactions were completed on October 1, 2021. The sale value of the 50% interest in the subsidiary IPP was R$ 165 million, and, after adjustments resulting from changes in working capital and net debt position, totaled R$ 158 million.
[3]	The balances presented refer to September 30, 2021, due to the completion of the sale of ConectCar on October 1, 2021.